SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of September 30, 2021 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES - 2.8%
$5,000,000	United States Treasury Bill 0.022%, 1/13/22[1]	$4,999,545
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $4,999,682)	4,999,545

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 1.0%
	CALL OPTIONS — 0.3%
	CBOT Soybean Futures
50	Exercise Price: $12.80, Notional Amount: $3,200,000, Expiration Date: October 22, 2021	8,125
	CMX Gold Futures
100	Exercise Price: $1,785.00, Notional Amount: $17,850,000, Expiration Date: October 1, 2021	7,000
80	Exercise Price: $1,770.00, Notional Amount: $14,160,000, Expiration Date: October 1, 2021	16,800
50	Exercise Price: $1,765.00, Notional Amount: $8,825,000, Expiration Date: October 1, 2021	17,000
35	Exercise Price: $1,750.00, Notional Amount: $6,125,000, Expiration Date: October 1, 2021	39,550
	NYBOT Coffee 'C' Futures
35	Exercise Price: $2.025, Notional Amount: $2,657,813, Expiration Date: October 8, 2021	18,375
	NYBOT Sugar Futures
100	Exercise Price: $0.205, Notional Amount: $2,296,000, Expiration Date: October 15, 2021	44,800
	NYMEX Natural Gas Futures
50	Exercise Price: $5.65, Notional Amount: $2,825,000, Expiration Date: October 26, 2021	348,000
	NYMEX WTI Crude Oil Weekly Futures
35	Exercise Price: $75.25, Notional Amount: $2,633,750, Expiration Date: October 1, 2021	16,800
	OTC AUD versus USD
40	Exercise Price: $72.50, Notional Amount: $2,900,000, Expiration Date: October 8, 2021	13,200
	OTC EUR versus USD
70	Exercise Price: $1.19, Notional Amount: $10,412,500, Expiration Date: October 8, 2021	438
60	Exercise Price: $1.18, Notional Amount: $8,868,750, Expiration Date: October 8, 2021	750
100	Exercise Price: $1.21, Notional Amount: $15,062,500, Expiration Date: November 5, 2021	1,250
150	Exercise Price: $1.20, Notional Amount: $22,406,250, Expiration Date: November 5, 2021	6,562
50	Exercise Price: $1.19, Notional Amount: $7,406,250, Expiration Date: November 5, 2021	5,625
80	Exercise Price: $1.18, Notional Amount: $11,750,000, Expiration Date: November 5, 2021	24,000
50	Exercise Price: $1.20, Notional Amount: $7,468,750, Expiration Date: December 3, 2021	6,875
100	Exercise Price: $1.22, Notional Amount: $15,187,500, Expiration Date: January 7, 2022	10,000
50	Exercise Price: $1.21, Notional Amount: $7,531,250, Expiration Date: January 7, 2022	9,375
	TOTAL CALL OPTIONS
	(Cost $795,056)	594,525

	PUT OPTIONS - 0.7%
	CBOT Corn Futures
50	Exercise Price: $5.15, Notional Amount: $1,287,500, Expiration Date: October 22, 2021	10,625
50	Exercise Price: $5.10, Notional Amount: $1,275,000, Expiration Date: October 22, 2021	8,125
250	Exercise Price: $5.05, Notional Amount: $6,312,500, Expiration Date: October 22, 2021	31,250
300	Exercise Price: $4.95, Notional Amount: $7,425,000, Expiration Date: October 22, 2021	20,625
	CBOT KC Wheat Futures
150	Exercise Price: $6.80, Notional Amount: $5,100,000, Expiration Date: October 22, 2021	18,750
	CBOT Short-Dated New Crop Corn Futures
100	Exercise Price: $4.85, Notional Amount: $2,425,000, Expiration Date: October 22, 2021	1,875
	CBOT Soybean Meal Futures
120	Exercise Price: $3.30, Notional Amount: $3,960,000, Expiration Date: October 22, 2021	73,800
150	Exercise Price: $3.25, Notional Amount: $4,875,000, Expiration Date: October 22, 2021	54,750
	CMX Gold Futures
50	Exercise Price: $1,750.00, Notional Amount: $8,750,000, Expiration Date: October 1, 2021	21,500
50	Exercise Price: $1,735.00, Notional Amount: $8,675,000, Expiration Date: October 1, 2021	9,500
60	Exercise Price: $1,730.00, Notional Amount: $10,380,000, Expiration Date: October 1, 2021	9,000
35	Exercise Price: $1,720.00, Notional Amount: $6,020,000, Expiration Date: October 1, 2021	3,500

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS - Continued
	PUT OPTIONS - Continued
	FNX United States Dollar Futures
100	Exercise Price: $92.00, Notional Amount: $9,200,000, Expiration Date: October 8, 2021	$1,500
100	Exercise Price: $91.00, Notional Amount: $9,100,000, Expiration Date: October 8, 2021	500
	NYBOT Cocoa Futures
100	Exercise Price: $2,550.00, Notional Amount: $2,550,000, Expiration Date: October 1, 2021	1,000
	NYBOT Coffee 'C' Futures
100	Exercise Price: $1.875, Notional Amount: $7,031,250, Expiration Date: October 8, 2021	51,375
50	Exercise Price: $1.85, Notional Amount: $3,468,750, Expiration Date: October 8, 2021	16,125
70	Exercise Price: $1.80, Notional Amount: $4,725,000, Expiration Date: October 8, 2021	8,925
40	Exercise Price: $1.775, Notional Amount: $2,662,500, Expiration Date: October 8, 2021	3,150
150	Exercise Price: $1.725, Notional Amount: $9,703,125, Expiration Date: October 8, 2021	5,625
200	Exercise Price: $1.70, Notional Amount: $12,750,000, Expiration Date: October 8, 2021	5,250
100	Exercise Price: $1.675, Notional Amount: $6,281,250, Expiration Date: October 8, 2021	1,875
	NYBOT Sugar Futures
100	Exercise Price: $0.1875, Notional Amount: $2,100,000, Expiration Date: October 15, 2021	4,480
	NYMEX Natural Gas Futures
50	Exercise Price: $5.65, Notional Amount: $2,825,000, Expiration Date: October 26, 2021	239,500
40	Exercise Price: $5.20, Notional Amount: $2,080,000, Expiration Date: October 26, 2021	108,400
65	Exercise Price: $5.05, Notional Amount: $3,282,500, Expiration Date: October 26, 2021	138,450
	NYMEX WTI Crude Oil Weekly Futures
40	Exercise Price: $75.25, Notional Amount: $3,010,000, Expiration Date: October 1, 2021	28,000
50	Exercise Price: $74.75, Notional Amount: $3,737,500, Expiration Date: October 1, 2021	24,000
100	Exercise Price: $74.25, Notional Amount: $7,425,000, Expiration Date: October 1, 2021	31,000
100	Exercise Price: $74.00, Notional Amount: $7,400,000, Expiration Date: October 1, 2021	24,000
50	Exercise Price: $73.75, Notional Amount: $3,687,500, Expiration Date: October 1, 2021	9,500
200	Exercise Price: $73.00, Notional Amount: $14,600,000, Expiration Date: October 1, 2021	20,000
80	Exercise Price: $70.00, Notional Amount: $5,600,000, Expiration Date: October 1, 2021	800
90	Exercise Price: $69.50, Notional Amount: $6,255,000, Expiration Date: October 1, 2021	900
100	Exercise Price: $67.00, Notional Amount: $6,700,000, Expiration Date: October 1, 2021	1,000
100	Exercise Price: $75.00, Notional Amount: $7,500,000, Expiration Date: October 8, 2021	154,000
100	Exercise Price: $71.50, Notional Amount: $7,150,000, Expiration Date: October 8, 2021	45,000
	OTC EUR versus USD
200	Exercise Price: $1.15, Notional Amount: $28,750,000, Expiration Date: November 5, 2021	100,000
	TOTAL PUT OPTIONS
	(Cost $2,187,780)	1,287,655

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $2,982,836)	1,882,180

Principal Amount
	SHORT-TERM INVESTMENTS - 72.4%
$130,989,917	UMB Bank demand deposit, 0.01%[2]	130,989,917
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $130,989,917)	130,989,917

	TOTAL INVESTMENTS - 76.2%
	(Cost $138,972,435)	137,871,642
	Other Assets in Excess of Liabilities - 23.8%	42,959,289
	TOTAL NET ASSETS - 100.0%	$180,830,931

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS - (0.5)%
	CALL OPTIONS - (0.2)%
	NYMEX Natural Gas Futures
(50)	Exercise Price: $6.00, Notional Amount: $3,000,000, Expiration Date: October 26, 2021	$(272,000)
	TOTAL CALL OPTIONS
	(Proceeds $182,844)	(272,000)

	PUT OPTIONS - (0.3)%
	CBOT Corn Futures
(75)	Exercise Price: $5.20, Notional Amount: $1,950,000, Expiration Date: October 22, 2021	(20,625)
	NYBOT Coffee 'C' Futures
(70)	Exercise Price: $1.90, Notional Amount: $4,987,500, Expiration Date: October 8, 2021	(56,175)
	NYBOT Sugar Futures
(50)	Exercise Price: $0.1975, Notional Amount: $1,106,000, Expiration Date: October 15, 2021	(11,760)
	NYMEX Natural Gas Futures
(50)	Exercise Price: $5.35, Notional Amount: $2,675,000, Expiration Date: October 26, 2021	(167,500)
(40)	Exercise Price: $4.90, Notional Amount: $1,960,000, Expiration Date: October 26, 2021	(64,800)
(65)	Exercise Price: $4.85, Notional Amount: $3,152,500, Expiration Date: October 26, 2021	(94,900)
	NYMEX WTI Crude Oil Weekly Futures
(100)	Exercise Price: $73.25, Notional Amount: $7,325,000, Expiration Date: October 8, 2021	(86,000)
	OTC EUR versus USD
(100)	Exercise Price: $1.17, Notional Amount: $14,562,500, Expiration Date: November 5, 2021	(130,000)
	TOTAL PUT OPTIONS
	(Proceeds $756,768)	(631,760)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $939,612)	$(903,760)

AUD - Australian Dollar

EUR - Euro

[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securites pledged as collateral was $4,999,545, which represents 2.8% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn	December 2021	248	$6,701,019	$6,655,700	$(45,319)
CBOT Soybean	November 2021	108	7,031,847	6,782,400	(249,447)
CBOT Soybean Meal	December 2021	245	8,826,636	8,053,150	(773,486)
CBOT Soybean Oil	December 2021	157	5,375,089	5,528,598	153,509
CBOT Wheat	December 2021	60	2,251,714	2,176,500	(75,214)
CME Lean Hogs	December 2021	85	2,529,242	2,903,600	374,358
CME Live Cattle	December 2021	80	4,093,332	4,023,200	(70,132)
CMX Copper	December 2021	97	10,591,770	9,915,825	(675,945)
CMX Gold	December 2021	50	8,848,939	8,785,000	(63,939)
CMX Silver	December 2021	52	6,035,285	5,732,220	(303,065)
ICE Brent Crude Oil	January 2022	122	8,695,905	9,458,660	762,755
ICE Low Sulphur Gas	November 2021	40	2,257,097	2,702,000	444,903
ICE Robusta Coffee	November 2021	67	1,263,799	1,424,420	160,621
ICE Robusta Coffee	January 2022	78	1,503,068	1,652,820	149,752
KCBT Hard Red Winter Wheat	December 2021	265	9,637,897	9,695,688	57,791
LME Primary Aluminum	November 2021	120	7,861,330	8,570,250	708,920
LME Primary Nickel	July 2021	49	5,762,563	5,274,507	(488,056)
LME Zinc	November 2021	37	2,804,261	2,760,663	(43,598)
MGE Red Wheat	December 2021	3	140,148	136,875	(3,273)
NYB Orange Juice	November 2021	4	82,995	79,500	(3,495)
NYBOT Cocoa	December 2021	100	2,451,729	2,652,000	200,271
NYBOT Coffee 'C'	December 2021	318	22,294,530	23,134,500	839,970
NYBOT Cotton #2	December 2021	61	2,637,872	3,226,900	589,028
NYBOT Sugar #11	March 2022	132	2,922,963	3,007,066	84,103
NYMEX Natural Gas	November 2021	383	16,144,945	22,470,610	6,325,665
NYMEX Natural Gas	April 2022	25	1,026,288	999,000	(27,288)
NYMEX Natural Gas	May 2022	105	2,451,333	4,015,200	1,563,867
NYMEX Natural Gas	July 2022	15	374,097	584,400	210,303
NYMEX Natural Gas	October 2022	10	250,271	391,300	141,029
NYMEX Natural Gas	November 2022	33	857,343	1,317,360	460,017
NYMEX Natural Gas	January 2023	5	125,916	211,200	85,284
NYMEX Natural Gas	February 2023	5	125,916	206,850	80,934
NYMEX Natural Gas	March 2023	5	125,916	191,150	65,234
NYMEX Natural Gas	April 2023	5	125,916	160,350	34,434
NYMEX Natural Gas	May 2023	5	125,916	156,550	30,634
NYMEX Natural Gas	June 2023	5	125,916	158,750	32,834
NYMEX Natural Gas	July 2023	5	125,916	161,250	35,334
NYMEX Natural Gas	August 2023	5	125,916	161,900	35,984
NYMEX Natural Gas	September 2023	5	125,916	161,700	35,784
NYMEX Natural Gas	October 2023	5	125,916	163,500	37,584
NYMEX Natural Gas	November 2023	5	125,916	168,950	43,034
NYMEX Natural Gas	December 2023	5	125,916	179,150	53,234
NYMEX Natural Gas	January 2024	5	143,266	184,600	41,334
NYMEX Natural Gas	February 2024	5	143,266	181,550	38,284
NYMEX Natural Gas	March 2024	5	143,266	169,700	26,434
NYMEX Natural Gas	April 2024	5	143,266	147,650	4,384
NYMEX Natural Gas	May 2024	5	143,266	145,650	2,384
NYMEX Natural Gas	June 2024	5	143,266	147,350	4,084
NYMEX Natural Gas	July 2024	5	143,266	149,650	6,384
NYMEX Natural Gas	August 2024	5	143,266	150,050	6,784
NYMEX Natural Gas	September 2024	5	143,266	149,550	6,284
NYMEX Natural Gas	October 2024	5	143,266	151,200	7,934

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

FUTURES CONTRACTS - Continued

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Commodity Futures
NYMEX Natural Gas	November 2024	5	$143,266	$156,650	$13,384
NYMEX Natural Gas	December 2024	5	143,266	167,650	24,384
NYMEX NY Harbor ULSD	November 2021	44	3,887,405	4,321,548	434,143
NYMEX RBOB Gasoline	November 2021	120	10,177,529	11,057,760	880,231
NYMEX WTI Crude Oil	November 2021	207	14,238,397	15,531,210	1,292,813
NYMEX WTI Crude Oil	December 2021	65	4,543,363	4,855,500	312,137

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Foreign Exchange Futures
CME Mexican Peso	December 2021	39	965,331	935,805	(29,526)
CME New Zealand Dollar	December 2021	30	2,127,847	2,071,350	(56,497)
Total Long Contracts			$192,875,363	$206,865,635	$13,990,272

Short Contracts	Expiration Date	Number of Contracts	Notional Value	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn	March 2022	(74)	$(2,091,161)	$(2,014,650)	$76,511
CBOT Corn	December 2022	(20)	(504,961)	(522,750)	(17,789)
KCBT Hard Red Winter Wheat	March 2022	(80)	(2,907,695)	(2,957,000)	(49,305)

Equity Futures
CME E-mini S&P 500	December 2021	(4)	(893,265)	(859,550)	33,715

Foreign Exchange Futures
CME Australian Dollar	December 2021	(40)	(2,956,671)	(2,893,600)	63,071
FNX United States Dollar	December 2021	(30)	(2,760,151)	(2,827,200)	(67,049)
Total Short Contracts			(12,113,904)	(12,074,750)	39,154

TOTAL FUTURES CONTRACTS			$180,761,459	$194,790,885	$14,029,426

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Notional Value	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Chilean Peso	Societe Generale	CLP per USD	October 12, 2021	735,800,000	$927,552	$906,372	$(21,180)
Chinese Yuan Renminbi	Societe Generale	CNH per USD	October 13, 2021	7,040,900	1,088,166	1,090,775	2,609
Japanese Yen	Societe Generale	JPY per USD	October 13, 2021	219,928,000	2,001,237	1,976,259	(24,978)
					$4,016,955	$3,973,406	$(43,549)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS					$4,016,955	$3,973,406	$(43,549)

CLP - Chilean Peso

CNH - Chinese Yuan Renminbi

JPY - Japanese Yen

USD - United States Dollar